Income Taxes - Schedule of Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jul. 31, 2013	Jan. 31, 2013
Income Tax Disclosure [Abstract]
Accruals and reserves	$ 30,674		$ 35,234
Share based compensation	5,106		5,988
Tax deductible goodwill	3,141		4,916
Foreign tax credit carryforwards	24,174		20,954
Tax loss carryforwards	35,301		7,526
Cumulative translation adjustment	4,718		4,528
Other assets	1,865		2,046
Total deferred tax asset	104,979		81,192
Valuation allowance	(72,487)	(50,600)	(9,354)
Buildings, machinery and equipment	(16,488)		(16,207)
Convertible Notes	(7,105)
Unremitted foreign earnings	(11,188)		(3,636)
Other liabilities	(3,876)		(2,729)
Total deferred tax liability	(38,657)		(22,572)
Net deferred tax liability	$ (6,165)		$ 49,266